Other Current and Non-Current Assets - Schedule of Other Current and Non Current Assets (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2018	Dec. 31, 2017
Other current assets
Prepayments and advances	₽ 4,778	₽ 4,049
Input VAT and other taxes recoverable	3,758	3,413
Other current assets	137	127
Total prepayments and other current assets	8,673	7,589
Other non-current assets
Deferred assets from sale and lease back	241	273
Other non-current assets	389	485
Total other non-current assets	₽ 630	₽ 758